Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 161,287,501.00
Previously Paid Amount	15,310.00
Total Fee Amount	24,693.12
Total Offset Amount	0.00
Net Fee	$ 9,383.12